Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103-7098

Telephone 215.564.8000

Fax 215.564.8120

www.stradley.com

September 2, 2009

VIA EDGAR TRANSMISSION

Dominic Minore
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

                RE: AFBA 5Star Funds
                       File Nos. 333-20367 and 811-08035

Dear Mr. Minore:

     As we discussed yesterday, submitted herewith for filing on behalf of AFBA 5Star Funds (the “Registrant”) pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, are a Schedule 14(a) Information cover page, a Notice of Special Joint Meeting of Shareholders, a preliminary proxy statement and a form of proxy card to be used in connection with a meeting of the Registrant’s shareholders (the “Shareholders’ Meeting”). The Shareholders’ Meeting is scheduled to be held on November 17, 2009. The preliminary proxy is similar in all material respects to the preliminary proxy filed on July 6, 2009, except that certain information, relating primarily to meeting and record dates and information not previously available, has been updated.

     As described in the proxy statement, the sole proposal to be considered at the Shareholders’ Meeting is a new sub-advisory agreement with Scout Investment Advisors, Inc. with respect to the Registrant’s Science & Technology Fund and Small Cap Fund.

     Please direct any questions or comments regarding this filing to the undersigned at (215) 564-8099.

                                                                                  Sincerely yours,

                                                                                  /s/Jonathan M. Kopcsik
                                                                                  Jonathan M. Kopcsik

Philadelphia, PAl Malvern, PAl Harrisburg, PAl Wilmington, DEl Cherry Hill, NJl Washington, DC

A Pennsylvania Limited Liability Partnership